UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/02

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only on.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rigel Capital Management, Inc.
Address:	3930 Two Union Square
		601 Union St
		Seattle WA  98101

Form 13F File Number:  028-05557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Leo Milton
Title:		Marketing Assistant
Phone:		206-467-2770

Signature, Place, and Date of Signing:

	Leo Milton	Seattle, WA

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total:  67562



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101      583  5300.00 SH       SOLE                  5300.00
AFLAC INC COM                  COM              001055102      763 24850.00 SH       SOLE                 24850.00
AMBAC FINL GROUP INC COM       COM              023139108      924 17150.00 SH       SOLE                 17150.00
AMERISOURCEBERGEN CORP COM     COM              03073E105      593  8300.00 SH       SOLE                  8300.00
AMGEN INC COM                  COM              031162100      739 17730.00 SH       SOLE                 17730.00
ANTHEM INC COM                 COM              03674B104      926 14250.00 SH       SOLE                 14250.00
APACHE CORP                    COM              037411105      860 14460.00 SH       SOLE                 14460.00
APOLLO GROUP INC CL A          COM              037604105      678 15600.00 SH       SOLE                 15600.00
AUTOMATIC DATA PROCESS COM     COM              053015103     1047 30100.00 SH       SOLE                 30100.00
AUTOZONE INC COM               COM              053332102     1057 13400.00 SH       SOLE                 13400.00
BED BATH & BEYOND INC COM      COM              075896100      961 29500.00 SH       SOLE                 29500.00
CHOICEPOINT INC COM            COM              170388102      652 18300.00 SH       SOLE                 18300.00
CISCO                          COM              17275R102      590 56300.00 SH       SOLE                 56300.00
COLGATE PALMOLIVE CO COM       COM              194162103     1095 20300.00 SH       SOLE                 20300.00
COSTCO WHSL CORP NEW COM       COM              22160K105      527 16275.00 SH       SOLE                 16275.00
DELL COMPUTER CORP COM         COM              247025109      783 33300.00 SH       SOLE                 33300.00
DUN & BRADSTREET DE NW COM     COM              26483E100       32   950.00 SH       SOLE                   950.00
ELECTRONIC ARTS INC COM        COM              285512109      742 11250.00 SH       SOLE                 11250.00
FANNIE MAE                     COM              313586109      965 16200.00 SH       SOLE                 16200.00
FIDELITY NATL FINL INC COM     COM              316326107     1057 36770.00 SH       SOLE                 36770.00
FIFTH THIRD BANCORP COM        COM              316773100     1255 20500.00 SH       SOLE                 20500.00
FORTUNE BRANDS INC COM         COM              349631101      953 20150.00 SH       SOLE                 20150.00
GENERAL DYNAMICS CORP COM      COM              369550108     1069 13150.00 SH       SOLE                 13150.00
GENERAL ELECTRIC CO. COMMON    COM              369604103      852 34550.00 SH       SOLE                 34550.00
GOLDEN WEST FINL DEL COM       COM              381317106     1460 23475.00 SH       SOLE                 23475.00
HARLEY DAVIDSON INC COM        COM              412822108     1099 23650.00 SH       SOLE                 23650.00
HCA-HEALTHCARE CO COM          COM              404119109     1212 25450.00 SH       SOLE                 25450.00
HOME DEPOT                     COM              437076102      546 20925.00 SH       SOLE                 20925.00
ICOS CORP                      COM              449295104       23  1100.00 SH       SOLE                  1100.00
INTERNAP NETWORK SVCS COM      COM              45885A102      111 528500.00SH       SOLE                528500.00
INTUIT COM                     COM              461202103     1004 22050.00 SH       SOLE                 22050.00
ITT INDS INC IND COM           COM              450911102      999 16025.00 SH       SOLE                 16025.00
IVANHOE ENERGY INC COM         COM              465790103       30 37500.00 SH       SOLE                 37500.00
JOHNSON & JOHNSON COM          COM              478160104     1119 20700.00 SH       SOLE                 20700.00
JOHNSON CONTROL                COM              478366107      807 10500.00 SH       SOLE                 10500.00
KRAFT FOODS INC CL A           COM              50075N104     1172 32150.00 SH       SOLE                 32150.00
L3 COMMUNICATIONS HLDG         COM              502424104     1000 18980.00 SH       SOLE                 18980.00
LOCKHEED MARTIN CORP COM       COM              539830109     1529 23650.00 SH       SOLE                 23650.00
LOWES COS INC COM              COM              548661107     1909 46100.00 SH       SOLE                 46100.00
MICROSOFT                      COM              594918104     1043 23840.00 SH       SOLE                 23840.00
PEPSICO INC COM                COM              713448108      532 14400.00 SH       SOLE                 14400.00
PFIZER                         COM              717081103     1089 37511.00 SH       SOLE                 37511.00
PRINCIPAL FINANCIAL GP COM     COM              74251V102     1031 39400.00 SH       SOLE                 39400.00
PROCTER & GAMBLE CO COM        COM              742718109     1345 15050.00 SH       SOLE                 15050.00
ST JUDE MED INC COM            COM              790849103      607 17000.00 SH       SOLE                 17000.00
STARBUCKS CORP COM             COM              855244109       12   600.00 SH       SOLE                   600.00
SYMANTEC CORP COM              COM              871503108      851 25300.00 SH       SOLE                 25300.00
TARGETED GENETICS CORP COM     COM                              15 28100.00 SH       SOLE                 28100.00
TELEFLEX INC COM               COM              879369106       36   800.00 SH       SOLE                   800.00
TENET HEALTHCARE CORP COM      COM              88033G100     1426 28800.00 SH       SOLE                 28800.00
TJX COS INC NEW COM            COM              872540109      960 56500.00 SH       SOLE                 56500.00
UNITEDHEALTH GROUP INC COM     COM              91324P102     1378 15800.00 SH       SOLE                 15800.00
WAL MART STORES INC COM        COM              931142103     1091 22150.00 SH       SOLE                 22150.00
WASHINGTON FED INC COM         COM              938824109      909 40720.55 SH       SOLE                 40720.55
WASHINGTON MUT INC COM         COM              939322103     2733 86837.00 SH       SOLE                 86837.00
WELLPOINT HLT NETW NEW COM     COM              94973H108     1085 14800.00 SH       SOLE                 14800.00
WELLS FARGO & CO NEW COM       COM              949746101     1589 33000.00 SH       SOLE                 33000.00
YUM BRANDS INC COM             COM              988498101      564 20350.00 SH       SOLE                 20350.00
ZIMMER HLDGS INC COM           COM              98956P102     1166 30400.00 SH       SOLE                 30400.00
ZYMOGENETICS INC COM           COM              98985T109       42  5200.00 SH       SOLE                  5200.00
RIGEL BALANCED FUND 'A'                         horow d i      829     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         mcjims g       298     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         nord b ir     1472     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         ralei d i      529     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         kaufmn fo      397     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         stlouis,       755     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         newton cr      657     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         estrchar4      330     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         kintnerir      988     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         kaufmann       436     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         keller         574     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         tausend h     1070     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         tausend f      350     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         horowitz       236     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         kintner r      600     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           nord b ir     1208     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           stphsn b       265     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           raleight       501     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           expert dr      614     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           hunter ir      635     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           prolab         518     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           nelson ir      204     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           anderson       284     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           horowitzi      211     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'B'                           kauffman       375     1.00 SH       SOLE                     1.00